Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Schedule of recorded expenses with respect to Long-Term Debt
Interest expense	$ 27.8	$ 19.6
Amortization of debt issuance cost	2.4	1.3
Commitment Fee	0.3	0
Total	$ 30.5	$ 20.9